Cash and Cash Equivalents - Schedule of Balances included under Cash and Cash Equivalents (Detail) - CLP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 30, 2015
Cash and deposits in banks
Cash	$ 255,449	$ 254,824
Deposits in the Central Bank of Chile	70,444	53,187
Deposits in local banks	4,422	9,389
Deposits in foreign banks	657,365	646,630
Subtotals cash and deposits in banks	987,680	964,030
Cash items in process of collection, net	71,493	47,521
Highly liquid financial instruments	194,412	35,014
Investments under resale agreements	109,467	28,524
Totals cash and cash equivalents	$ 1,363,052	$ 1,075,089	$ 2,116,744	$ 625,608